Premises And Equipment - Details of premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,793,077	₩ 2,777,847	₩ 2,789,176	₩ 2,839,643
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,562,771	4,457,047
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,769,034)	(1,678,540)
Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,709,712	1,695,357	1,719,325	1,726,045
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,710,372	1,696,017
Land | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Land | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	719,738	730,676	756,964	787,040
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,098,682	1,078,385
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(378,944)	(347,709)
Building | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	265,064	261,278	258,361	268,225
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,229,740	1,179,928
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(964,676)	(918,650)
Equipment and vehicles | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Net carrying value	61,369	58,352	51,354	50,085
Leasehold improvements | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	486,763	470,513
Leasehold improvements | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(425,394)	(412,161)
Leasehold improvements | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	37,194	32,184	3,171	8,246
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	37,194	32,184
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0	₩ 1	₩ 2
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20	20
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(20)	(20)
Structures | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 0	₩ 0